Taxes - Schedule of Deferred Tax Assets Valuation Allowance Movement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Deferred Tax Assets Valuation Allowance Movement [Abstract]
Beginning balance	$ 97,823	$ 41,826
Charge to tax expense in current year	41,723	55,860
Foreign currency translation adjustments	3,788	137
Ending balance	$ 143,334	$ 97,823